EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

15.     EMPLOYEE BENEFIT PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits were RMB708,485 , RMB810,275 and RMB682,006 for the years ended December 31, 2017, 2018 and 2019, respectively.